Property, plant and equipment, intangible assets, goodwill, right-of-use assets and contract assets	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Property, plant and equipment, intangible assets, goodwill, right-of-use assets and contract assets

12.Property, plant and equipment, intangible assets, goodwill, right-of-use assets and contract assets

Accounting policy

The recoverable amount is determined based on calculations of the value in use, using the discounted cash flow determined by Management based on budgets that take into account the assumptions related to each business, using information available in the market and previous performance. Discounted cash flows were drawn up over a ten-year period and carried forward in perpetuity without considering a real growth rate. Management uses periods greater than five years in the preparation of discounted cash flows considering that reflects the estimated time of use of the asset and business groups.

The Company performs annually a review of impairment indicators for intangible assets with defined useful lives, property, plant and equipment and right-of-use assets. Also, an impairment test is undertaken for goodwill and intangible assets with indefinite useful lives. Impairment exists when the carrying value of an asset or cash generating unit exceeds its recoverable amount, which is the higher of its fair value less costs to sell and its value in use.

Assumptions used in discounted cash flow projections – estimates of future business performance, cash generation, long term growth (ten years for all subsidiaries, except for Logistics and Comgás that consider the remaining period of their concession contracts) and discount rates are used in our assessment of impairment of assets at the statement of financial position date. No reasonably plausible change to a key assumption would cause harm. The main assumptions used to determine the recoverable value of the different cash-generating units to which goodwill is allocated are explained below.

12.1.       Property, plant and equipment

Accounting policy

Recognition and measurement Items of property, plant and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses.

Subsequent expenditure is capitalized only when it is probable that the future economic benefits associated with the expenditure will flow to the Company. Ongoing repairs and maintenance are expensed as incurred.

Items of property, plant and equipment are depreciated from the date they are available for use or, in respect of constructed assets, from the date that the asset is completed and ready for use.

Depreciation is calculated on the carrying value of property, plant and equipment less their estimated residual values using the straight-line basis over their estimated useful lives, recognized in profit or loss, unless it is capitalized as part of the cost of another asset. Land is not depreciated.

Depreciation methods, such as useful lives and residual values, are reviewed at the end of each year, or when there is a significant change without an expected consumption pattern, such as a relevant incident and technical obsolescence. Any adjustments are recognized as changes in accounting estimates, if appropriate.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

Buildings and improvements	4% to 5%
Machinery, equipment and facilities	8% to 11%
Airplanes, vessels and vehicles	10% to 20%
Railcars	2.9% to 6%
Locomotives	3.3% to 8%
Permanent easement	3% to 4%
Furniture and fixtures	10% to 15%
Computer equipment	20%

Reconciliation of carrying amount:

	Land, buildings and improvements	Machinery, equipment and facilities	Railcars and locomotives(i)	Permanent easement	Construction in progress	Other	Total

Cost
At January 1, 2019	1,113,427	1,043,032	5,263,961	6,127,139	1,054,128	400,767	15,002,454
Additions	125	1,986	29,773	1,802	1,979,943	2,437	2,016,066
Disposals	(3,634)	(21,474)	(105,592)	—	(1,362)	(26,010)	(158,072)
Transfers(ii)	132,461	205,355	812,130	595,381	(1,525,318)	59,638	279,647
Effect of exchange rate fluctuations	3,903	3,070	—	—	1,634	939	9,546
Discontinued operation	(59,917)	(68,107)	—	—	—	(3,216)	(131,240)
At December 31, 2019	1,186,365	1,163,862	6,000,272	6,724,322	1,509,025	434,555	17,018,401
Additions	125	2,528	17,900	1,193	3,303,937	1,113	3,326,796
Disposals	(576)	(2,113)	(94,689)	—	(506)	(24,293)	(122,177)
Transfers(ii)	370,302	261,705	796,982	645,611	(2,008,901)	79,088	144,787
Effect of exchange rate fluctuations	21,028	31,252	—	—	619	17,593	70,492
At December 31, 2020	1,577,244	1,457,234	6,720,465	7,371,126	2,804,174	508,056	20,438,299
Depreciation
At January 1, 2019	(300,711)	(440,677)	(1,280,966)	(1,406,964)	(10,842)	(6,067)	(3,446,227)
Additions	(72,329)	(135,267)	(632,170)	(611,575)	—	(28,758)	(1,480,099)
Disposals	131	20,287	104,872	6	—	21,383	146,679
Transfers(ii)	3,546	(2,884)	(106,525)	(2,234)	3,972	(18,897)	(123,022)
Effect of exchange rate fluctuations	(549)	(672)	—	—	—	(666)	(1,887)
Discontinued operation	9,478	27,194	—	—	—	2,619	39,291
At December 31, 2019	(360,434)	(532,019)	(1,914,789)	(2,020,767)	(6,870)	(30,386)	(4,865,265)
Additions	(60,907)	(138,579)	(566,259)	(517,033)	(2,048)	(34,309)	(1,319,135)
Disposals	7	1,188	90,668	—	—	20,654	112,517
Transfers(ii)	(75,174)	(38,107)	(59,353)	67,841	2,795	(19,419)	(121,417)
Impairment	(2,811)	(8,898)	(31,405)	(80,340)	(7,256)	(12,308)	(143,018)
Effect of exchange rate fluctuations	(8,054)	(15,997)	—	—	—	(9,424)	(33,475)
At December 31, 2020	(507,373)	(732,412)	(2,481,138)	(2,550,299)	(13,379)	(85,192)	(6,369,793)
At December 31, 2019	825,931	631,843	4,085,483	4,703,555	1,502,155	404,169	12,153,136
At December 31, 2020	1,069,871	724,822	4,239,327	4,820,827	2,790,795	422,864	14,068,506

(i)      On December 31, 2020 and 2019, wagons and locomotives in the amount of R$745,203 were pledged to guarantee bank loans (Note 7.5).

(ii)    They are substantially transferring from property, plant and equipment under construction as a result of the capitalization of said assets.

  Capitalization of borrowing costs

Capitalized borrowing costs for the year ended December 31, 2020, R$34,107 was capitalized (R$2,506 at December 31, 2019).

12.2.        Intangible assets and goodwill

Accounting policy

a)      Goodwill

Goodwill is initially recognized based on the accounting policy for business combinations. Goodwill is measured at cost less accumulated impairment losses.

Goodwill acquired in a business combination is allocated to the Company’s cash-generating units (“CGU”), or groups of CGUs, that are expected to benefit from the synergies of the combination.

b)     Customer relationships

Costs incurred on development of gas systems for new customers (including pipelines, valves, and general equipment) are recognized as intangible assets and amortized over the contract period.

c)     Comgás’s concession rights

Comgás has a public concession agreement for a natural gas distribution service in which the Granting Authority controls what services will be provided and the price, as well it holds a significant participation in the infrastructure at the end of the concession. This concession agreement represents the right to charge users for gas supply during the term of the agreement. Accordingly, the subsidiary Comgás recognizes this right as an intangible asset.

Comgás is subject to regulation, control and supervision of ARSESP. ARSESP establishes the maximum values of Comgás’s rates and regulates and supervises its business. Pursuant to Comgás’s concession agreement, every five years—or whenever ARSESP deems the economic and financial balance of the concession agreement to be adversely affected due to the variation of costs incurred by Comgás—Comgás’s rates are reviewed by ARSESP, which directly affects Comgás’s margins and its results, either positively or negatively.

Such margins are adjusted annually by the IGP-M minus the efficiency factor determined for each tariff cycle by ARSESP.

The intangible asset comprises: (i) the concession right recognized upon the business combination of Comgás, which is being amortized over the concession period on a straight line basis, considering the extension of the distribution services for another 20 years; and (ii) the acquired or constructed assets underlying the concession necessary for the distribution of gas, which is being depreciated to match the period over which the future economic benefits of the asset are expected to accrue to the Company, or the final term of the concession, whatever occurs first. This period reflects the economic useful lives of each of the underlying assets that comprise the concession. This economic useful life is also used by the ARSESP to determine the basis for measuring the tariff for rendering the services under the concession.

The amortization of intangible assets reflects the pattern expected for the utilization of the future economic benefits by the Company, which corresponds to the useful lives of the assets comprising the infrastructure according to the ARSESP provisions.

The amortization of the intangible assets is discontinued when the related asset is fully used or written off, and no longer is included in the calculation basis of the tariff for the rendering of the concession services, whichever occurs first.

e)    Rumo’s concession rights

Rumo’s concession rights generated in the business combination of Rumo Malha Norte S.A. (“Rumo Malha Norte”) was fully allocated to the Rumo Malha Norte concession and amortized on a straight-line basis.

e)     Subsequent expenditure

Subsequent expenditures are capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditures are recognized in profit or loss as incurred.

f)      Impairment

The recoverable amount is determined based on calculations of the value in use, using the discounted cash flow determined by Management based on budgets that take into account the assumptions related to each business, using information available in the market and previous performance.

Discounted cash flows were drawn up over a ten-year period and carried forward in perpetuity without considering a real growth rate. Management uses periods greater than five years in the preparation of discounted cash flows considering that reflects the estimated time of use of the asset and business groups.

The Company performs annually a review of impairment indicators for intangible assets with defined useful lives, property, plant and equipment items and contract asset. Also, an impairment test is undertaken for goodwill and intangible assets with indefinite useful lives. Impairment exists when the carrying amount of an asset or cash generating unit exceeds its recoverable amount, which is the higher of its fair value less costs to sell and its value in use. Assumptions used in discounted cash flow projections - estimates of future business performance, cash generation, long term growth (ten years for all subsidiaries, except for the Comgás that consider the remaining period of their concession contracts) and discount rates are used in our assessment of impairment of assets at the statement of financial position date. No reasonably plausible changes in a key assumption would cause impairment. The main assumptions used to determine the recoverable amount of the different cash-generating units to which goodwill is allocated are explained below.

	Goodwill	Concession rights	Operating license	Trademarks	Customer relationships	Other	Total
Cost
At January 1, 2019	883,234	17,631,883	435,624	37,877	742,863	370,189	20,101,670
Additions	2,795	12,031	—	—	85,438	13,254	113,518
Disposals	—	(67,259)	—	—	(215)	(8)	(67,482)
Transfers	—	447,863	171	—	(704)	6,263	453,593
Effect of exchange rate fluctuations	18,948	—	—	8,293	1,709	(1,602)	27,348
Discontinued operation	—	—	—	—	—	(818)	(818)
At December 31, 2019	904,977	18,024,518	435,795	46,170	829,091	387,278	20,627,829
Additions	8,167	5,227	—	—	111,656	12,149	137,199
Business combination (Note 10.3)	94,892	—	—	—	—	—	94,892
Disposals	—	(48,442)	—	—	(131)	(12,474)	(61,047)
Transfers	—	695,140	—	(5,504)	408,470	(31,573)	1,066,533
Exchange variation	80,684	—	—	13,541	75,861	10,919	181,005
At December 31, 2020	1,088,720	18,676,443	435,795	54,207	1,424,947	366,299	22,046,411
Amortization:
At January 1, 2019	—	(2,383,823)	(224,356)	—	(314,619)	(206,337)	(3,129,135)
Additions	—	(515,615)	(11,766)	(9,201)	(95,034)	(33,813)	(665,429)
Disposals	—	14,747	—	—	162	8	14,917
Transfers	—	(8)	—	—	(3,626)	(2,379)	(6,013)
Effect of exchange rate fluctuations	—	—	—	—	2,668	(1,761)	907
Discontinued operation	—	—	—	—	—	583	583
At December 31, 2019	—	(2,884,699)	(236,122)	(9,201)	(410,449)	(243,699)	(3,784,170)
Additions	—	(490,100)	(11,774)	—	(86,162)	(88,988)	(677,024)
Disposals	—	17,030	—	—	111	4,817	21,958
Transfers	—	(10)	—	9,201	(390,554)	105,459	(275,904)
Effect of exchange rate fluctuations	—	—	—	—	(17,978)	(4,854)	(22,832)
At December 31, 2020	—	(3,357,779)	(247,896)	—	(905,032)	(227,265)	(4,737,972)
At December 31, 2019	904,977	15,139,819	199,673	36,969	418,642	143,579	16,843,659
At December 31, 2020	1,088,720	15,318,664	187,899	54,207	519,915	139,034	17,308,439

  Capitalization of borrowing costs

Capitalized borrowing costs for the year ended December 31, 2020, R$36,522 was capitalized at an average rate of 7.40% p.a. (R$19,877 at an average rate of 7.29% at December 31, 2019).

  Amortization methods and useful lives
Intangible assets (excluding goodwill)	Annual rate of amortization	December 31, 2020	December 31, 2019
Comgás(i)	Concession term	8,425,014	8,129,822
Rumo(ii)	Concession term	6,893,650	7,009,997
		15,318,664	15,139,819
Operating license for port terminal	3.70%	187,899	199,673

Trademarks:
Comma	Undefined	54,207	36,969

Customer relationships:
Comgás	20.00%	210,038	161,786
Moove	6.00%	309,877	256,856
		519,915	418,642

Other
Software license	20.00%	86,090	81,669
Other		52,944	61,910
		139,034	143,579
Total		16,219,719	15,938,682
(i)

Refers to the intangible asset for the public gas distribution service concession, which represents the right to charge users for the supply of gas, comprised of: (i) the concession rights recognized in the business combination and (ii) concession assets.

(ii)	Refers to the railroad concession right agreement of Rumo.

  Impairment testing of cash-generating units (“CGU”) goodwill

Cosan Logística and its subsidiaries

In the period ended on December 31, 2020, the Company identified impairment indicators for the cash-generating unit represented by the Rumo Malha Oeste S.A. (“Rumo Malha Oeste”) concession: i) the Rumo Malha Oeste recorded a significant reduction in the volume transported due to operational problems on the railroad caused by heavy rains in the first quarter, causing management to seek alternatives to perform certain contracted volumes, volumes that supported the unit's cash flow projection cash-generating until then; ii) Management's decision to file the request for re-bidding generates uncertainty about the period in which Rumo Malha Oeste will be the operator since it depends on the progress of the process. Therefore, the Company recorded a provision for impairment of R$143,987 (being R$143,018 related to fixed assets and R$966 refers to the right-of-use), equivalent to the remaining balance of permanent assets of this cash-generating unit. The registration took place against “Other expenses, net.”

The Company also assessed the effects of the COVID-19 pandemic on the other cash- generating units and, despite some impacts in 2020, at this time, Management did not detect any deterioration in the medium and long-term indicators.

The determination of the recoverability of the assets depends on certain key assumptions, as previously described, which are influenced by the market, technological and economic conditions in force at the time that this recovery is tested and, therefore, it is not possible to determine whether new losses due to recovery will occur in the future and, if they occur, whether they would be material.

Cosan S.A. and its subsidiaries

The main assumptions used mainly consider the expectation of growth of the operations based on the gross domestic product (Produto interno bruto, or “PIB”), or GDP,” segmented by country, as well as considering the levels of average growth experienced in the last years and other macroeconomic aspects, as well as expectation of the price of sales of commodities, using discount rates that reflect specific business-related risks.

The annual impairment test for Moove, made with the following assumptions used (i) EBITDA for the cash-generating unit, within a period of 10 years, and (ii) the discount rate (weighted average cost of capital) of 8.75% per year, before taxes (9% in 2019). The calculation resulted in a recoverable amount of R$7,377,386, compared to a book value of R$1,647,756 which includes property, plant and equipment, intangible assets and right-of-use assets.

The motivation for using a period of 10 years is due to the regular business projection period, based on long-term maturation cycle and capital employed return and profitability of assets. The company conducts sensitivity tests at its generating units annually, or when there is an indication of devaluation.

All of these future cash flows were discounted at a rate of 8.75% (weighted average cost of capital) and a growth rate is calculated using inflation index per region (for the consolidated position the IPCA 3.3% for Brazil and London interbank offered rate, or “Libor,” 2.3% for United Kingdom are the most relevant), reflecting specific risks related to the relevant assets in its cash generating unit.

As of December 31, 2020, no expense for impairment of assets and goodwill was recognized. The determination of the recoverability of the assets depends on certain key assumptions as described above that are influenced by the market, technological and economic conditions in place at the time that such recovery is tested, and therefore, it is not possible to determine whether new reduction losses of recovery will occur in the future and, if they occur, whether these would be material.

12.3.          Right-of-use assets

Accounting policy

Right-of-use assets are generally depreciated over the shorter of the asset's useful life and the lease term on a straight-line basis. If the Company is reasonably certain to exercise a purchase option, the right-of-use asset is depreciated over the underlying asset’s useful life. Right-of-use assets are measured at cost comprising the following:

  the amount of the initial measurement of lease liability;
  any lease payments made at or before the commencement date less any lease incentives received;
  any initial direct costs; and
  restoration costs.

Right-of-use assets are generally depreciated over the shorter of the asset's useful life and the lease term on a straight-line basis. If the Company is reasonably certain to exercise a purchase option, the right-of-use asset is depreciated over the underlying asset’s useful life.

	Land, buildings and improvements	Machinery, equipment and facilities	Freight cars and locomotives	Software	Vehicles	Port and rail infrastructure	Total
Cost:
At January 1, 2019	230,615	11,168	1,286,671	66,931	13,085	842,783	2,451,253
Additions	7,073	3,045	1,004	—	732	2,904,778	2,916,632
Contractual adjustments	9,883	(956)	712	—	442	54,828	64,909
Transfers	327	(2,539)	(249,746)	—	—	1,565	(250,393)
Currency translation adjustments	(468)	—	—	—	—	—	(468)
At December 31, 2019	247,430	10,718	1,038,641	66,931	14,259	3,803,954	5,181,933
Additions	124,014	18,714	864	15,438	—	3,406,560	3,565,590
Contractual adjustments	187	10,397	1,783	—	(334)	251,854	263,887
Transfers	—	—	(107,963)	—	—	—	(107,963)
Currency translation adjustments	9,197	(707)	—	—	—	—	8,490
At December 31, 2020	380,828	39,122	933,325	82,369	13,925	7,462,368	8,911,937
Amortization:
At January 1, 2019	(50,450)	(2,532)	(462,748)	—	—	(131,541)	(647,271)
Additions	(21,282)	(3,074)	(9,018)	(7,594)	(6,459)	(118,915)	(166,342)
Transfers	(7,233)	2,532	104,694	—	2	—	99,995
At December 31, 2019	(78,965)	(3,074)	(367,072)	(7,594)	(6,457)	(250,456)	(713,618)
Additions	(34,977)	(9,527)	(53,413)	(4,940)	(6,572)	(230,057)	(339,486)
Impairment	—	—	—	—	—	(966)	(966)
Transfers	—	—	59,745	—	—	—	59,745
Currency translation adjustments	(1,888)	506	—	—	—	—	(1,382)
At December 31, 2020	(115,830)	(12,095)	(360,740)	(12,534)	(13,029)	(481,479)	(995,707)
At December 31, 2019	168,465	7,644	671,569	59,337	7,802	3,553,498	4,468,315
At December 31, 2020	264,998	27,027	572,585	69,835	896	6,980,889	7,916,230

12.4.        Contract asset

Accounting policy

Contract assets are measured at acquisition cost, including capitalized borrowing costs. When the assets come into operation, the depreciable values within the concession agreement are transferred to intangible assets. Comgás reassess useful lives, whenever such assessment indicates that amortization period will exceed concession contract term, a portion of the asset is converted into financial asset as it represents an account receivable from the concession authority. Such classification is in accordance with IFRIC 12 “Service Concession Arrangements.”

At January 1, 2019	227,260
Additions	819,567
Disposals	(9,691)
Transfer to concession rights and customer relationships	(436,595)
At December 31, 2019	600,541
Additions	888,939
Disposals	—
Transfer to concession rights and customer relationships	(793,542)
At December 31, 2020	695,938

(i)      The amount of the transfers also includes a portion of the intangible asset that was reclassified to a financial asset according to the provisions of IFRIC 12.